Future Minimum Annual Rentals, Excluding Percentage Rentals Noncancelable Lease Terms Greater Than One Year (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 28, 2012
Operating Leased Assets [Line Items]
2013	$ 405,484	[1]
2014	357,907	[1]
2015	287,659	[1]
2016	238,840	[1]
2017	193,447	[1]
After 2017	464,397	[1]
Operating Leases, Future Minimum Payments Due	$ 1,947,734	[1]

[1]	Includes B&N College capital lease obligations of $1,005, $1,000, $744, $234, $20 and $0 for 2013, 2014, 2015, 2016, 2017 and after 2017, respectively.